Note 13 - Stock-based Compensation - Fair Value Assumptions (Details)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Weighted average expected life in years	5 years	5 years 182 days
Weighted average risk free interest rate	1.51%	1.81%
Weighted average volatility	121.90%	138.00%
Forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%